RISK MANAGEMENT - Risk exposure by economic sector and risk region (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt instruments
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 29,003,922	$ 15,614,134
Debt instruments | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	5,195,358	2,218,829
Debt instruments | Latam
RISK MANAGEMENT
Maximum Exposure to Credit Risk	23,443,701	12,160,411
Debt instruments | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk	109,161	30,061
Debt instruments | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	255,702	1,204,833
Debt instruments | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	4,731,926	3,650,072
Debt instruments | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	1,717,723	1,119,315
Debt instruments | Government
RISK MANAGEMENT
Maximum Exposure to Credit Risk	22,554,273	10,844,747
Equity securities
RISK MANAGEMENT
Maximum Exposure to Credit Risk	588,207	1,228,423
Equity securities | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	2	4,467
Equity securities | Latam
RISK MANAGEMENT
Maximum Exposure to Credit Risk	538,676	1,181,239
Equity securities | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	49,529	42,717
Equity securities | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	419,236	1,060,133
Equity securities | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	87,044	145,662
Equity securities | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	81,927	22,628
Derivatives
RISK MANAGEMENT
Maximum Exposure to Credit Risk	1,093,357	549,836
Derivatives | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	34,164	77,561
Derivatives | Latam
RISK MANAGEMENT
Maximum Exposure to Credit Risk	600,339	312,442
Derivatives | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk	458,854	156,470
Derivatives | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk		3,363
Derivatives | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	527,599	242,827
Derivatives | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	546,356	262,990
Derivatives | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 19,402	$ 44,019